Share-based Compensation (Details 4) - 521 Plan [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	150,000,000
Number of options, Granted	150,000,000
Number of options, Exercised
Number of options, Forfeited
Number of options, Outstanding	150,000,000
Weighted average exercise price in USD, Outstanding	¥ 1.5
Weighted average exercise price in USD, Granted	1.5
Weighted average exercise price in USD, Exercised
Weighted average exercise price in USD, Forfeited
Weighted average exercise price in USD, Outstanding	¥ 1.5
Weighted average remaining contractual life (Years), Outstanding	0 years
Weighted average remaining contractual life (Years), Granted	5 years
Weighted average remaining contractual life (Years), Exercised	0 years
Weighted average remaining contractual life (Years), Forfeited	0 years
Weighted average remaining contractual life (Years), Outstanding	5 years
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Outstanding